Other comprehensive income (loss) - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pre-tax amount
Total other comprehensive income (loss), Pre-tax amount	$ 769	$ (815)	$ 1,461
Tax (expense) benefit
Total other comprehensive income (loss), Tax (expense) benefit	(143)	(8)	(38)
After-tax amount
Total other comprehensive (loss) income, net of tax	626	(823)	1,423
Foreign currency translation
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount	135	(157)	659
Total other comprehensive income (loss), Pre-tax amount	135	(157)	659
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit	16	(156)	194
Total other comprehensive income (loss), Tax (expense) benefit	16	(156)	194
After-tax amount
Other comprehensive income (loss), After-tax amount	151	(313)	853
Total other comprehensive (loss) income, net of tax	151	(313)	853
Unrealized gain (loss) on assets available-for-sale
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount	680	(542)	237
Reclassification adjustment, Pre-tax amount	18	48	(3)
Total other comprehensive income (loss), Pre-tax amount	698	(494)	234
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit	(168)	126	(84)
Reclassification adjustment, Tax (expense) benefit	(4)	(12)	0
Total other comprehensive income (loss), Tax (expense) benefit	(172)	114	(84)
After-tax amount
Other comprehensive income (loss), After-tax amount	512	(416)	153
Reclassification adjustment, After-tax amount	14	36	(3)
Total other comprehensive (loss) income, net of tax	526	(380)	150
Defined benefit plans
Pre-tax amount
Reclassification adjustment, Pre-tax amount	52	93	100
Total other comprehensive income (loss), Pre-tax amount	(70)	(151)	555
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit	(18)	(24)	(32)
Total other comprehensive income (loss), Tax (expense) benefit	16	31	(144)
After-tax amount
Reclassification adjustment, After-tax amount	34	69	68
Total other comprehensive (loss) income, net of tax	(54)	(120)	411
Prior service cost arising during the period
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount	(1)	0	0
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit	0	0	0
After-tax amount
Other comprehensive income (loss), After-tax amount	(1)	0	0
Net (loss) gain arising during the period
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount	(121)	(244)	454
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit	34	55	(112)
After-tax amount
Other comprehensive income (loss), After-tax amount	(87)	(189)	342
Foreign exchange adjustment
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount	0	0	1
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit	0	0	0
After-tax amount
Other comprehensive income (loss), After-tax amount	0	0	1
Unrealized gain (loss) on cash flow hedges
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount	16	(15)	33
Reclassification adjustment, Pre-tax amount	(10)	2	(20)
Total other comprehensive income (loss), Pre-tax amount	6	(13)	13
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit	(7)	4	(9)
Reclassification adjustment, Tax (expense) benefit	4	(1)	5
Total other comprehensive income (loss), Tax (expense) benefit	(3)	3	(4)
After-tax amount
Other comprehensive income (loss), After-tax amount	9	(11)	24
Reclassification adjustment, After-tax amount	(6)	1	(15)
Total other comprehensive (loss) income, net of tax	3	(10)	9
Unrealized gain (loss) on cash flow hedges | Interest expense
Pre-tax amount
Reclassification adjustment, Pre-tax amount	(7)	0	0
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit	2	0	0
After-tax amount
Reclassification adjustment, After-tax amount	(5)	0	0
Unrealized gain (loss) on cash flow hedges | Other revenue
Pre-tax amount
Reclassification adjustment, Pre-tax amount	0	(2)	(8)
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit	0	0	2
After-tax amount
Reclassification adjustment, After-tax amount	0	(2)	(6)
Unrealized gain (loss) on cash flow hedges | Trading revenue
Pre-tax amount
Reclassification adjustment, Pre-tax amount	0	0	(2)
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit	0	0	1
After-tax amount
Reclassification adjustment, After-tax amount	0	0	(1)
Unrealized gain (loss) on cash flow hedges | Staff expense
Pre-tax amount
Reclassification adjustment, Pre-tax amount	(3)	4	(10)
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit	2	(1)	2
After-tax amount
Reclassification adjustment, After-tax amount	$ (1)	$ 3	$ (8)